Amended and Restated Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands		Share capital		Share-based payment reserve	Warrants	Contributed surplus	Non-controlling Interest	Deficit	Total
Balance at Jul. 31, 2017		$ 45,159		$ 1,562	$ 3,728	$ 1,775		$ (19,785)	$ 32,439
Balance (shares) at Jul. 31, 2017		76,192,990
Issuance of 7% unsecured convertible debentures					3,530	7,283			10,813
Issuance of units		$ 139,029			10,471				149,500
Issuance of units (shares)		37,375,000
Issuance fees/costs		$ (5,870)			(768)	(506)			(7,144)
Issuance of Broker/Finder warrants		(1,472)			2,352				880
Conversion of 8% unsecured convertible debentures		$ 23,462				(1,743)			21,719
Conversion of 8% unsecured convertible debentures (shares)		15,853,887
Conversion of 7% unsecured convertible debentures		$ 61,555				$ (6,809)			54,746
Conversion of 7% unsecured convertible debentures (shares)		31,384,081
Exercise of stock options		$ 1,009		(419)					590
Exercise of stock options (shares)		907,273
Exercise of warrants		$ 75,254			(5,029)				70,225
Exercise of warrants (shares)		27,897,087
Exercise of Broker/Finder warrants		$ 9,106			(1,647)				7,458
Exercise of Broker/Finder warrants (shares)		4,018,798
Stock-based compensation				4,997					4,997
Total net loss								(23,350)	(23,350)
Balance at Jul. 31, 2018		$ 347,233		6,139	12,635			(43,134)	322,873
Balance (shares) at Jul. 31, 2018		193,629,116
Share issuance - January offering		$ 57,558							57,558
Share issuance - January offering (shares)		8,855,000
Share issuance - Newstrike acquisition		$ 322,439							322,439
Share issuance - Newstrike acquisition (shares)		35,394,041
Issuance fees/costs		$ (3,827)							(3,827)
Replacement stock options				7,134					7,134
Replacement warrants					12,229				12,229
Issuance of warrants					42,386				42,386
Exercise of stock options		$ 7,044		(2,751)					4,293
Exercise of stock options (shares)		3,567,867
Exercise of warrants		$ 61,350			(5,204)				56,146
Exercise of warrants (shares)		13,619,202
Exercise of Broker/Finder warrants		$ 7,909			(1,613)				6,296
Exercise of Broker/Finder warrants (shares)		1,916,527
Stock-based compensation				29,793					29,793
Non-controlling interest							$ 1,000		1,000
Total net loss								(69,608)	(69,608)	[1]
Balance at Jul. 31, 2019	[1]	$ 799,706		$ 40,315	$ 60,433		$ 1,000	$ (112,742)	$ 788,712
Balance (shares) at Jul. 31, 2019		256,981,753	[1]						256,981,753

[1]	Restated